Investment in NMG Ohio LLC (Tables)	6 Months Ended
Jan. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of reconciliation and summarized financial information of Investment in NMG Ohio LLC

	31 October 2019	31 July 2019

Opening balance	$3,465,902	$77,600
Acquisition costs: Common shares issued to vendors at fair value	—	1,448,805
Acquisition costs: Cash payments to vendors	—	1,181,250
Dispensary build-out related costs	16,469	573,633
License fees	—	100,000
Equity pickup	87,651	56,466
Foreign exchange	(1,377)	28,148

Total	$3,568,645	$3,465,902

31 October 2019

Current assets	$768,603
Non-current assets	853,383
Total assets	1,621,986

Current liabilities	465,933
Non-current liabilities	—
Total liabilities	465,933

Revenues	961,444
Gross profit	420,904
Net income	292,171

Net income attributable to the Company	$87,651